FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

2.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measurements, a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1 – Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 –  Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Valuations based on unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

As of October 31, 2012 and July 31, 2013, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximates book value due to the short maturity of these instruments. Based upon borrowing rates currently available to the Company for loans with similar terms, the carrying value of its debt obligations approximates fair value. As of October 31, 2012 and July 31, 2013, the Company held no investments. The Company hired an independent resource to value its derivative liability as follows:

Fair Value Table

(in thousands)	Balance at July 31, 2013	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative Liability	$1,539	$-	$-	$1,539

	$1,539	$-	$-	$1,539

Level Three Roll forward
	Derivative Liability	Total

Balance October 31, 2012	$-	$-
Fair value of derivative liability reclassified from equity	2,310	2,310
Change in fair value	(771)	(771)
Balance July 31, 2013	$1,539	$1,539

3.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measurements, a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1 – Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 –  Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Valuations based on unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

As of October 31, 2011 and October 31, 2012, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximates book value due to the short maturity of these instruments. As of October 31, 2011, the Company held $2,683,000 of commercial paper, and $702,000 of fixed income government agency debt securities. As of October 31, 2012, the Company held no investments. These instruments are classified as Level 1 of the fair value hierarchy, as fair value for these instruments is determined using observable, quoted prices for identical assets in active markets.

At October 31, 2012, the Company had no assets or liabilities that were measured at fair value on a non-recurring basis. The estimated fair value of the Company's line of credit approximates the carrying value presented in its consolidated balance sheet based on discounting the expected future cash flows using current market rates as of October 31, 2012.